UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2014

1.808781.110

NMI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.3%
		Principal Amount (c)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (e)		$ 9,240,000	$ 9,612,834
Azerbaijan - 0.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		8,775,000	8,697,780
Brazil - 1.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)		6,575,000	6,597,684
5.5% 7/12/20 (e)		8,095,000	8,611,056
6.5% 6/10/19 (e)		8,355,000	9,388,931
Brasil Foods SA 7.75% 5/22/18 (e)	BRL	14,965,000	5,349,556
Caixa Economica Federal:
3.5% 11/7/22 (e)		3,970,000	3,587,888
4.25% 5/13/19 (e)		6,580,000	6,605,004
7.25% 7/23/24 (e)(g)		3,285,000	3,293,213
Centrais Eletricas Brasileiras SA (Electrobras):
5.75% 10/27/21 (e)		8,785,000	8,883,831
6.875% 7/30/19 (e)		6,445,000	6,992,825
TOTAL BRAZIL			59,309,988
British Virgin Islands - 1.5%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	28,545,000	10,903,718
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		9,235,000	9,767,878
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (e)		9,240,000	9,294,054
4.875% 5/17/42 (e)		4,625,000	4,832,029
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (e)		6,570,000	6,743,612
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (e)		9,240,000	9,554,160
5.375% 10/17/43 (e)		3,715,000	4,157,791
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (e)		4,600,000	4,396,441
4.375% 5/22/43 (e)		3,300,000	3,273,650
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (e)		9,240,000	9,473,458
4.85% 5/7/44 (e)		3,300,000	3,474,299
TOTAL BRITISH VIRGIN ISLANDS			75,871,090
Canada - 0.1%
Uranium One Investments, Inc. 6.25% 12/13/18 (e)		3,340,000	3,072,800
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - 1.9%
Brazil Minas SPE 5.333% 2/15/28 (e)		$ 13,515,000	$ 13,346,063
China Overseas Finance Cayman III Ltd. 6.375% 10/29/43 (Reg. S)		1,365,000	1,323,269
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		23,660,000	23,916,001
6.75% 1/27/41		22,780,000	23,395,060
8.375% 12/10/18		27,545,000	32,275,110
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		1,190,000	1,198,925
TOTAL CAYMAN ISLANDS			95,454,428
Chile - 0.3%
AES Gener SA 8.375% 12/18/73 (e)(g)		11,055,000	12,436,875
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (e)		6,570,000	6,477,278
Costa Rica - 0.3%
Banco de Costa Rica 5.25% 8/12/18 (e)		3,555,000	3,626,100
Banco Nacional de Costa Rica 6.25% 11/1/23 (e)		3,400,000	3,408,500
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (e)		2,900,000	2,450,500
6.95% 11/10/21 (e)		7,001,000	7,421,060
TOTAL COSTA RICA			16,906,160
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		11,250,000	11,944,800
Georgian Oil & Gas Corp. 6.875% 5/16/17 (e)		25,962,000	27,321,111
JSC Georgian Railway 7.75% 7/11/22 (e)		8,585,000	9,636,663
TOTAL GEORGIA			48,902,574
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		7,874,000	8,022,236
Hungary - 0.4%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (e)		6,700,000	7,403,500
Magyar Export-Import Bank 4% 1/30/20 (e)		9,845,000	9,751,473
TOTAL HUNGARY			17,154,973
India - 0.1%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		6,575,000	6,524,438
Indonesia - 2.0%
Pelabuhan Indonesia III PT 4.875% 10/1/24 (e)		4,465,000	4,414,769
Perusahaan Listrik Negara PT 5.25% 10/24/42 (e)		7,605,000	6,606,844
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
PT Adaro Indonesia 7.625% 10/22/19 (e)		$ 6,710,000	$ 6,985,110
PT Pertamina Persero:
4.3% 5/20/23 (e)		7,210,000	6,831,475
4.875% 5/3/22 (e)		8,390,000	8,398,390
5.25% 5/23/21 (e)		9,610,000	9,958,363
5.625% 5/20/43 (e)		15,095,000	13,736,450
6% 5/3/42 (e)		11,005,000	10,537,288
6.45% 5/30/44 (e)		12,605,000	12,731,050
6.5% 5/27/41 (e)		8,260,000	8,445,850
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		7,380,000	7,693,650
TOTAL INDONESIA			96,339,239
Ireland - 1.0%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		10,150,000	10,051,241
SCF Capital Ltd. 5.375% 10/27/17 (e)		10,000,000	9,500,000
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (e)		6,600,000	6,135,558
5.375% 2/13/17 (e)		4,600,000	4,611,500
6.025% 7/5/22 (e)		7,140,000	6,774,075
6.8% 11/22/25 (e)		3,125,000	3,046,875
6.902% 7/9/20 (e)		10,540,000	10,727,085
TOTAL IRELAND			50,846,334
Kazakhstan - 1.5%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (e)		12,135,000	11,520,969
Kazagro National Management Holding JSC 4.625% 5/24/23 (e)		9,940,000	9,420,138
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		8,300,000	8,944,910
7% 5/5/20 (e)		10,545,000	11,726,040
KazMunaiGaz National Co.:
4.4% 4/30/23 (e)		5,830,000	5,603,796
5.75% 4/30/43 (e)		14,680,000	13,743,416
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,300,000	2,305,474
Zhaikmunai International BV 7.125% 11/13/19 (e)		10,820,000	11,333,950
TOTAL KAZAKHSTAN			74,598,693
Luxembourg - 2.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		14,450,000	15,028,000
Cosan Luxembourg SA 9.5% 3/14/18 (e)	BRL	39,710,000	14,519,640
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 18,820,000	$ 19,668,782
RSHB Capital SA:
5.1% 7/25/18 (e)		15,845,000	15,314,193
5.298% 12/27/17 (e)		34,070,000	33,418,241
6% 6/3/21 (Reg. S) (g)		7,700,000	7,199,500
6.299% 5/15/17 (Reg. S)		17,740,000	17,961,750
TOTAL LUXEMBOURG			123,110,106
Mexico - 4.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	499,640,000	36,680,842
Comision Federal de Electricid 4.875% 5/26/21 (e)		5,855,000	6,209,228
Pemex Project Funding Master Trust:
6.625% 6/15/35		35,565,000	41,273,183
8.625% 2/1/22		28,592,000	36,383,320
Petroleos Mexicanos:
4.875% 1/24/22		12,610,000	13,398,125
5.5% 1/21/21		16,220,000	17,850,110
5.5% 6/27/44		20,460,000	20,873,292
6% 3/5/20		7,305,000	8,309,438
6.375% 1/23/45 (e)		17,570,000	19,868,156
6.5% 6/2/41		23,820,000	27,552,594
TOTAL MEXICO			228,398,288
Netherlands - 2.6%
Bulgaria Steel Finance BV 12% 5/4/49 unit (b)	EUR	5,100,000	64,416
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		19,835,000	21,025,100
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (e)		5,385,000	5,842,725
6.95% 7/10/42 (e)		15,135,000	16,391,810
Majapahit Holding BV:
7.75% 1/20/20 (e)		12,750,000	14,758,125
7.875% 6/29/37 (Reg. S)		6,935,000	8,148,625
8% 8/7/19 (e)		11,230,000	13,111,025
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		5,295,000	5,315,121
Petrobras Global Finance BV:
6.25% 3/17/24		27,930,000	29,260,306
7.25% 3/17/44		11,300,000	12,211,232
TOTAL NETHERLANDS			126,128,485
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		$ 4,570,000	$ 4,743,660
Philippines - 0.3%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (e)		10,645,000	13,545,763
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		18,720,000	18,864,144
6.75% 8/6/23 (e)		6,600,000	6,921,750
TransCanada PipeLines Ltd. 4% 7/26/22 (e)		8,625,000	8,120,006
ZAR Sovereign Capital Fund Propriety Ltd. 3.903% 6/24/20 (e)		1,975,000	1,962,656
TOTAL SOUTH AFRICA			35,868,556
Sri Lanka - 0.4%
Bank of Ceylon 6.875% 5/3/17 (e)		11,916,000	12,601,170
National Savings Bank 8.875% 9/18/18 (e)		5,625,000	6,405,469
TOTAL SRI LANKA			19,006,639
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		17,068,000	21,463,010
Turkey - 0.6%
Arcelik A/S 5% 4/3/23 (e)		23,715,000	22,292,100
Export Credit Bank of Turkey 5% 9/23/21 (e)		6,580,000	6,540,520
TOTAL TURKEY			28,832,620
United Kingdom - 0.3%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		13,265,000	11,043,113
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		4,045,000	3,155,909
TOTAL UNITED KINGDOM			14,199,022
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (e)		5,840,000	6,073,600
Venezuela - 4.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		15,035,000	10,449,325
5.375% 4/12/27		45,790,000	22,711,840
5.5% 4/12/37		64,545,000	31,304,325
6% 5/16/24 (e)		44,270,000	23,885,879
6% 11/15/26 (Reg. S)		82,390,000	42,842,800
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 22,695,000	$ 17,872,313
8.5% 11/2/17 (Reg. S)		17,700,000	13,938,750
9% 11/17/21 (Reg. S)		49,170,000	32,820,975
9.75% 5/17/35 (e)		23,075,000	14,652,625
9.75% 5/17/35		29,295,000	18,602,325
TOTAL VENEZUELA			229,081,157
TOTAL NONCONVERTIBLE BONDS (Cost $1,462,814,958)			1,440,678,626
Government Obligations - 60.3%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (e)		48,225,000	49,912,875
Azerbaijan - 0.7%
Azerbaijan Republic 4.75% 3/18/24 (e)		19,825,000	20,221,500
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		7,960,000	7,832,640
5.45% 2/9/17 (Reg. S)		8,555,000	8,918,588
TOTAL AZERBAIJAN			36,972,728
Bahrain - 0.2%
Bahrain Kingdom 6% 9/19/44 (e)		9,855,000	9,928,913
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (e)		16,276,000	15,037,234
7.25% 12/15/21 (e)		11,539,000	10,731,270
TOTAL BARBADOS			25,768,504
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		15,440,000	15,751,888
8.95% 1/26/18		6,680,000	7,105,850
TOTAL BELARUS			22,857,738
Belize - 0.1%
Belize Government 5% 2/20/38 (d)(e)		4,473,800	3,299,428
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (e)		7,475,000	7,998,250
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 3.1%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (e)		$ 7,230,000	$ 7,720,194
Brazilian Federative Republic:
4.25% 1/7/25		37,850,000	37,471,500
4.875% 1/22/21		7,890,000	8,387,070
5% 1/27/45		29,115,000	27,368,100
5.625% 1/7/41		9,905,000	10,226,913
7.125% 1/20/37		6,905,000	8,475,888
8.25% 1/20/34		11,490,000	15,425,325
10.125% 5/15/27		9,232,000	14,309,600
12.25% 3/6/30		9,165,000	16,863,600
Caixa Economica Federal 4.5% 10/3/18 (e)		6,575,000	6,709,788
TOTAL BRAZIL			152,957,978
Colombia - 1.4%
Colombian Republic:
4% 2/26/24		22,415,000	22,672,773
6.125% 1/18/41		17,110,000	20,001,590
7.375% 9/18/37		13,305,000	17,762,175
11.75% 2/25/20		5,306,000	7,534,520
TOTAL COLOMBIA			67,971,058
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (d)		44,127,595	40,326,444
Costa Rica - 0.8%
Costa Rican Republic:
4.375% 4/30/25 (e)		24,375,000	22,059,375
5.625% 4/30/43 (e)		5,430,000	4,642,650
7% 4/4/44 (e)		12,805,000	12,869,025
TOTAL COSTA RICA			39,571,050
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (e)		12,535,000	12,911,050
6% 1/26/24 (e)		13,510,000	14,405,038
6.375% 3/24/21 (e)		8,835,000	9,585,975
6.625% 7/14/20 (e)		23,750,000	26,125,000
6.75% 11/5/19		9,265,000	10,214,663
TOTAL CROATIA			73,241,726
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.8%
Dominican Republic:
5.875% 4/18/24 (e)		$ 8,530,000	$ 8,785,900
6.6% 1/28/24 (e)		3,605,000	3,866,363
7.45% 4/30/44 (e)		16,200,000	17,415,000
7.5% 5/6/21 (e)		6,815,000	7,666,875
TOTAL DOMINICAN REPUBLIC			37,734,138
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		5,444,000	5,716,200
El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,015,000	8,857,238
6.375% 1/18/27 (e)		6,435,000	6,435,000
7.375% 12/1/19		6,600,000	7,326,000
7.625% 2/1/41 (e)		4,960,000	5,232,800
7.65% 6/15/35 (Reg. S)		7,580,000	8,053,750
7.75% 1/24/23 (Reg. S)		3,505,000	3,925,600
8.25% 4/10/32 (Reg. S)		3,570,000	4,114,425
TOTAL EL SALVADOR			43,944,813
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (e)		13,810,000	14,707,650
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		8,379,000	9,342,585
Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		9,315,000	9,338,288
8.125% 1/18/26 (e)		13,005,000	13,037,513
8.5% 10/4/17		6,820,000	7,314,450
TOTAL GHANA			29,690,251
Honduras - 0.1%
Republic of Honduras 7.5% 3/15/24 (e)		5,880,000	6,291,600
Hungary - 2.3%
Hungarian Republic:
4% 3/25/19		7,885,000	8,042,700
5.375% 2/21/23		15,922,000	16,797,710
5.375% 3/25/24		15,078,000	15,907,290
5.75% 11/22/23		14,246,000	15,439,103
6.25% 1/29/20		13,451,000	14,947,424
Government Obligations - continued
		Principal Amount (c)	Value
Hungary - continued
Hungarian Republic: - continued
6.375% 3/29/21		$ 25,053,000	$ 28,121,993
7.625% 3/29/41		9,144,000	11,658,600
TOTAL HUNGARY			110,914,820
Indonesia - 3.5%
Indonesian Republic:
3.375% 4/15/23 (e)		6,600,000	6,138,000
3.75% 4/25/22 (e)		7,650,000	7,382,250
4.625% 4/15/43 (e)		5,255,000	4,624,400
4.875% 5/5/21 (e)		12,085,000	12,568,400
5.25% 1/17/42		12,170,000	11,728,838
5.375% 10/17/23 (e)		6,600,000	7,045,500
5.875% 3/13/20 (e)		15,415,000	16,898,694
5.875% 1/15/24 (e)		12,045,000	13,279,613
6.625% 2/17/37		21,140,000	23,888,200
7.75% 1/17/38 (e)		11,745,000	14,916,150
7.875% 4/15/19	IDR	75,774,000,000	6,125,350
8.375% 3/15/24	IDR	66,165,000,000	5,389,312
8.375% 3/15/34	IDR	66,165,000,000	5,120,525
8.5% 10/12/35 (e)		17,930,000	24,205,500
11.625% 3/4/19 (e)		10,455,000	13,905,150
TOTAL INDONESIA			173,215,882
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		20,800,000	18,616,000
Ivory Coast - 0.7%
Ivory Coast:
5.375% 7/23/24 (e)		11,265,000	10,743,994
7.7743% 12/31/32		23,750,000	22,651,563
TOTAL IVORY COAST			33,395,557
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		3,310,000	3,525,150
8% 6/24/19		6,325,000	6,799,375
8% 3/15/39		4,255,000	4,148,625
TOTAL JAMAICA			14,473,150
Government Obligations - continued
		Principal Amount (c)	Value
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		$ 20,113,000	$ 20,263,848
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (e)		4,795,000	4,932,856
6.875% 6/24/24 (e)		12,110,000	12,745,775
TOTAL KENYA			17,678,631
Lebanon - 0.4%
Lebanese Republic:
5.45% 11/28/19		9,855,000	9,943,202
6.1% 10/4/22		9,845,000	10,017,288
TOTAL LEBANON			19,960,490
Mexico - 4.0%
Comision Federal de Electricid:
4.875% 1/15/24 (e)		14,260,000	14,987,260
5.75% 2/14/42 (Reg. S)		6,940,000	7,339,050
United Mexican States:
5.55% 1/21/45		27,965,000	31,069,115
5.75% 10/12/2110		21,069,000	21,753,743
6.05% 1/11/40		40,309,000	47,564,620
6.75% 9/27/34		21,530,000	27,343,100
7.5% 4/8/33		8,325,000	11,384,438
8.3% 8/15/31		7,970,000	11,735,825
11.5% 5/15/26		13,860,000	23,284,800
TOTAL MEXICO			196,461,951
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		5,415,000	5,306,700
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		4,145,000	3,896,300
5.125% 12/5/22 (Reg. S)		8,550,000	7,566,750
TOTAL MONGOLIA			16,769,750
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (e)		10,125,000	10,051,088
5.5% 12/11/42 (e)		5,670,000	5,641,650
TOTAL MOROCCO			15,692,738
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		3,580,000	3,795,158
Government Obligations - continued
		Principal Amount (c)	Value
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 11,380,000	$ 12,271,054
Nigeria - 0.4%
Republic of Nigeria:
5.125% 7/12/18 (e)		4,185,000	4,318,418
6.375% 7/12/23		4,000,000	4,285,000
6.75% 1/28/21 (e)		4,195,000	4,562,902
10.7902% to 10.9063% 11/20/14	NGN	1,209,960,000	7,281,914
TOTAL NIGERIA			20,448,234
Pakistan - 0.3%
Islamic Republic of Pakistan:
7.25% 4/15/19 (e)		7,305,000	7,368,919
8.25% 4/15/24 (e)		6,635,000	6,635,000
TOTAL PAKISTAN			14,003,919
Panama - 1.4%
Panamanian Republic:
4% 9/22/24		9,875,000	9,850,313
4.3% 4/29/53		12,945,000	11,165,063
6.7% 1/26/36		6,160,000	7,561,400
7.125% 1/29/26		6,975,000	8,788,500
8.875% 9/30/27		9,915,000	14,128,875
9.375% 4/1/29		11,645,000	17,263,713
TOTAL PANAMA			68,757,864
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33		18,525,000	28,158,000
Philippines - 2.4%
Philippine Republic:
7.75% 1/14/31		22,620,000	31,441,800
9.5% 2/2/30		20,620,000	32,167,200
10.625% 3/16/25		33,370,000	52,390,900
TOTAL PHILIPPINES			115,999,900
Portugal - 0.2%
Republic of Portugal 5.125% 10/15/24 (e)		7,930,000	8,215,639
Qatar - 0.3%
State of Qatar 4.5% 1/20/22 (e)		13,190,000	14,295,322
Government Obligations - continued
		Principal Amount (c)	Value
Romania - 1.0%
Romanian Republic:
4.375% 8/22/23 (e)		$ 6,665,000	$ 6,816,629
4.875% 1/22/24 (e)		11,770,000	12,417,350
6.125% 1/22/44 (e)		7,072,000	8,126,350
6.75% 2/7/22 (e)		17,483,000	20,673,648
TOTAL ROMANIA			48,033,977
Russia - 7.1%
Russian Federation:
3.5% 1/16/19 (e)		11,220,000	10,897,425
4.5% 4/4/22 (e)		16,015,000	15,586,599
4.875% 9/16/23 (e)		22,300,000	21,993,375
5% 4/29/20 (e)		26,400,000	26,797,320
5.625% 4/4/42 (e)		35,510,000	35,332,450
5.875% 9/16/43 (e)		36,390,000	37,117,800
7.5% 3/31/30 (Reg. S)		103,863,125	116,350,589
12.75% 6/24/28 (Reg. S)		53,187,000	87,359,648
TOTAL RUSSIA			351,435,206
Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (e)		8,585,000	8,563,538
8.75% 5/13/21 (e)		5,485,000	6,390,025
TOTAL SENEGAL			14,953,563
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (e)		11,520,000	11,476,800
5.875% 12/3/18 (e)		8,090,000	8,433,825
7.25% 9/28/21 (e)		15,155,000	16,907,373
TOTAL SERBIA			36,817,998
Slovenia - 0.8%
Republic of Slovenia:
5.25% 2/18/24 (e)		22,955,000	24,447,075
5.5% 10/26/22 (e)		12,005,000	13,040,431
TOTAL SLOVENIA			37,487,506
Government Obligations - continued
		Principal Amount (c)	Value
South Africa - 0.6%
South African Republic:
5.5% 3/9/20		$ 6,600,000	$ 7,103,250
5.875% 9/16/25		19,780,000	21,758,000
TOTAL SOUTH AFRICA			28,861,250
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (e)		3,955,000	4,014,325
5.875% 7/25/22 (e)		7,405,000	7,627,150
6% 1/14/19 (e)		11,305,000	11,926,775
6.25% 10/4/20 (e)		7,380,000	7,804,350
6.25% 7/27/21 (e)		7,375,000	7,743,750
TOTAL SRI LANKA			39,116,350
Tanzania - 0.1%
United Republic of Tanzania 6.3289% 3/9/20 (g)		4,555,000	4,908,013
Turkey - 4.4%
Turkish Republic:
4.875% 4/16/43		11,300,000	10,192,600
5.125% 3/25/22		6,570,000	6,760,530
5.625% 3/30/21		15,500,000	16,468,750
5.75% 3/22/24		17,745,000	18,839,867
6% 1/14/41		19,760,000	20,451,600
6.25% 9/26/22		24,430,000	26,873,000
6.625% 2/17/45		10,010,000	11,198,688
6.75% 5/30/40		13,495,000	15,303,330
6.875% 3/17/36		19,045,000	21,831,284
7.25% 3/5/38		7,205,000	8,655,006
7.375% 2/5/25		23,265,000	27,627,188
8% 2/14/34		10,840,000	13,902,300
11.875% 1/15/30		11,520,000	19,382,400
TOTAL TURKEY			217,486,543
Ukraine - 1.5%
Ukraine Government:
6.25% 6/17/16 (e)		9,585,000	8,245,017
6.58% 11/21/16 (e)		7,315,000	6,219,213
6.75% 11/14/17 (e)		6,655,000	5,658,081
7.5% 4/17/23 (Reg. S)		12,290,000	10,295,333
7.75% 9/23/20 (e)		12,735,000	10,890,972
7.8% 11/28/22 (e)		15,855,000	13,559,196
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
7.95% 2/23/21 (e)		$ 11,385,000	$ 9,677,250
9.25% 7/24/17 (e)		8,780,000	7,704,450
TOTAL UKRAINE			72,249,512
United States of America - 4.6%
U.S. Treasury Bonds 3.125% 8/15/44		229,841,000	226,177,762
Uruguay - 0.6%
Uruguay Republic:
4.5% 8/14/24		15,850,000	16,602,875
5.1% 6/18/50		5,620,000	5,451,400
7.625% 3/21/36		6,600,000	8,761,500
TOTAL URUGUAY			30,815,775
Venezuela - 4.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		458,489	10,086,758
6% 12/9/20		14,925,000	9,216,188
7% 12/1/18 (Reg. S)		9,925,000	7,021,938
7% 3/31/38		20,535,000	11,653,613
7.65% 4/21/25		43,080,000	26,494,200
7.75% 10/13/19 (Reg. S)		19,120,000	13,240,600
8.25% 10/13/24		42,825,000	27,300,938
9% 5/7/23 (Reg. S)		39,245,000	26,490,375
9.25% 9/15/27		58,230,000	40,033,125
9.25% 5/7/28 (Reg. S)		39,175,000	25,757,563
9.375% 1/13/34		45,825,000	30,244,500
TOTAL VENEZUELA			227,539,798
Vietnam - 0.2%
Vietnamese Socialist Republic:
6.75% 1/29/20 (e)		9,060,000	10,203,825
6.75% 1/29/20		680,000	765,850
TOTAL VIETNAM			10,969,675
Government Obligations - continued
		Principal Amount (c)	Value
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (e)		$ 6,645,000	$ 6,345,975
8.5% 4/14/24 (e)		6,665,000	7,573,106
TOTAL ZAMBIA			13,919,081
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,872,881,514)			2,962,393,845
Preferred Securities - 1.1%

Cayman Islands - 1.0%
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		47,190,000	50,055,555
China - 0.1%
Sinochem Group 5% (e)(f)(g)		4,460,000	4,652,459
TOTAL PREFERRED SECURITIES (Cost $52,464,648)			54,708,014
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $375,974,326)	375,974,326	375,974,326
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,764,135,446)		4,833,754,811
NET OTHER ASSETS (LIABILITIES) - 1.6%		79,847,227
NET ASSETS - 100%		$ 4,913,602,038
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
IDR	-	Indonesian rupiah
MXN	-	Mexican peso
NGN	-	Nigerian naira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,838,864,233 or 37.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,358
Fidelity Securities Lending Cash Central Fund	381,818
Total	$ 494,176
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,440,678,626	$ -	$ 1,440,614,210	$ 64,416
Government Obligations	2,962,393,845	-	2,962,393,845	-
Preferred Securities	54,708,014	-	54,708,014	-
Money Market Funds	375,974,326	375,974,326	-	-
Total Investments in Securities:	$ 4,833,754,811	$ 375,974,326	$ 4,457,716,069	$ 64,416
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $4,750,119,575. Net unrealized appreciation aggregated $83,635,236, of which $194,579,832 related to appreciated investment securities and $110,944,596 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014